Prepayments and Other Assets, Current and Non-Current (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepayments and Other Assets, Current and Non-Current [Abstract]
Aggregating loans	$ 1,219,129
Repaid loans	$ 720,247